Deferred IPO Costs	12 Months Ended
Dec. 31, 2023
Deferred Ipo Costs
Deferred IPO Costs

8.

Deferred IPO Costs

As of December 31, 2023, the Company has incurred €1,098,273 of costs related to an initial public offering (“IPO”). These costs are incremental costs that are directly attributable to issuing new shares in accordance with paragraph 37 of IAS 32 (“Transaction Costs to be Deducted from Equity”) and such costs will be recognized in equity in 2024 as a reduction of the total proceeds received by the Company when the Company completes the IPO.